UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: February 29, 2020

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of the Registrant have a fiscal year end other than August 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

February 29, 2020

     MFS® Global Real Estate Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

GRE-SEM

MFS® Global Real Estate Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Public Storage, Inc., REIT	4.3%
Prologis, Inc., REIT	4.1%
AvalonBay Communities, Inc., REIT	3.1%
Link REIT	2.8%
Sun Communities, Inc., REIT	2.8%
Alexandria Real Estate Equities, Inc., REIT	2.8%
Mid-America Apartment Communities, Inc., REIT	2.7%
Goodman Group, REIT	2.7%
Welltower, Inc., REIT	2.7%
Equity Lifestyle Properties, Inc., REIT	2.6%

GICS equity sectors (g)
Real Estate	96.3%
Communication Services	0.5%
Consumer Discretionary	0.3%

Issuer country weightings (x)
United States	51.7%
Japan	9.8%
Hong Kong	6.8%
Australia	5.9%
United Kingdom	5.5%
Singapore	4.1%
Germany	3.7%
Belgium	3.4%
Canada	2.3%
Other Countries	6.8%

Currency exposure weightings (y)
United States Dollar	51.7%
Japanese Yen	9.8%
Euro	8.4%
Hong Kong Dollar	7.9%
British Pound Sterling	6.0%
Australian Dollar	5.9%
Singapore Dollar	4.1%
Canadian Dollar	2.3%
Norwegian Krone	1.5%
Other Currencies	2.4%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	1.20%	$1,000.00	$984.34	$5.92
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02
B	Actual	1.95%	$1,000.00	$980.33	$9.60
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
C	Actual	1.95%	$1,000.00	$980.72	$9.60
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
I	Actual	0.95%	$1,000.00	$985.58	$4.69
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
R1	Actual	1.95%	$1,000.00	$980.32	$9.60
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
R2	Actual	1.45%	$1,000.00	$982.78	$7.15
	Hypothetical (h)	1.45%	$1,000.00	$1,017.65	$7.27
R3	Actual	1.20%	$1,000.00	$983.88	$5.92
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02
R4	Actual	0.95%	$1,000.00	$985.73	$4.69
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
R6	Actual	0.88%	$1,000.00	$985.39	$4.34
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.1%
Construction - 8.8%
American Homes 4 Rent, “A”, REIT	1,721,115	$44,559,667
AvalonBay Communities, Inc., REIT	271,028	54,365,507
Katitas Co. Ltd.	121,200	4,108,866
Mid-America Apartment Communities, Inc., REIT	374,034	48,347,635
Toll Brothers, Inc.	122,999	4,554,653

		$155,936,328
Network & Telecom - 1.8%
Equinix, Inc., REIT	56,358	$32,281,862

Real Estate - 84.4%
Advance Residence Investment Corp., REIT	12,232	$35,844,522
Alexandria Real Estate Equities, Inc., REIT	321,353	48,807,094
Ascendas India Trust, REIT	29,279,200	34,764,031
Atrium European Real Estate Ltd.	2,393,004	8,664,963
Big Yellow Group PLC, REIT	1,903,829	26,112,045
Boardwalk REIT	776,495	26,345,005
Brixmor Property Group, Inc., REIT	1,841,658	33,536,592
Central Pattana PLC, “A”	5,664,700	9,514,470
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	8,103,909	12,858,054
Daito Trust Construction Co. Ltd.	165,400	17,025,809
Daiwa House Industry Co. Ltd.	1,420,800	39,119,004
Deutsche Wohnen SE	964,456	38,931,641
Embassy Office Parks, REIT	3,172,600	19,692,606
Entra ASA	1,646,575	25,947,408
Equity Lifestyle Properties, Inc., REIT	662,751	45,285,776
ESR Cayman Ltd. (a)	7,809,000	18,873,837
Extra Space Storage, Inc., REIT	211,487	21,224,835
Farmland Partners, Inc., REIT	879,527	5,198,005
Goodman Group, REIT	4,924,976	47,417,691
Grainger PLC	5,961,253	22,654,504
Granite REIT	270,682	13,783,658
Hang Lung Properties Ltd.	10,621,256	23,406,251
Hysan Development Co. Ltd.	5,194,000	18,844,994
Industrial Logistics Properties Trust, REIT	734,737	15,179,666
Japan Logistics Fund, Inc., REIT	13,885	34,523,944
Kenedix Office Investment Corp., REIT	5,127	37,925,551
Kenedix, Inc.	816,200	4,388,679
LEG Immobilien AG	215,717	25,776,360
Link REIT	5,390,105	50,202,410

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
LondonMetric Property PLC, REIT	3,407,452	$9,079,020
Mapletree Logistics Trust, REIT	27,953,793	37,186,010
Medical Properties Trust, Inc., REIT	990,365	20,926,412
Mirvac Group	7,771,850	15,207,306
National Storage, REIT	28,440,782	40,964,856
Prologis, Inc., REIT	861,044	72,568,788
Public Storage, Inc., REIT	361,000	75,492,320
Rexford Industrial Realty, Inc., REIT	282,621	13,218,184
Shaftesbury PLC, REIT	2,708,846	27,698,345
Shurgard Self Storage S.A.	877,126	29,609,180
Simon Property Group, Inc., REIT	348,778	42,927,596
Sino Land Co. Ltd.	10,576,000	14,155,235
STAG Industrial, Inc., REIT	1,016,934	28,453,813
STORE Capital Corp., REIT	1,164,049	38,250,650
Sun Communities, Inc., REIT	322,417	49,291,111
Swire Properties Ltd.	4,772,400	14,227,721
Unibail-Rodamco-Westfield, REIT	124,462	15,023,595
Unite Group PLC, REIT	770,777	11,267,476
Urban Edge Properties, REIT	1,691,267	27,398,525
VICI Properties, Inc., REIT	1,535,154	38,470,959
W.P. Carey, Inc., REIT	366,824	28,395,846
Warehouses De Pauw, REIT	1,137,792	30,773,557
Welltower, Inc., REIT	633,338	47,386,349

		$1,489,822,259
Telecommunications - Wireless - 1.5%
American Tower Corp., REIT	113,072	$25,644,730

Telephone Services - 0.6%
Helios Tower PLC (a)	6,212,118	$9,741,032
Total Common Stocks (Identified Cost, $1,450,559,322)		$1,713,426,211

Investment Companies (h) - 2.3%
Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $40,027,553)	40,026,939	$40,030,942

Other Assets, Less Liabilities - 0.6%		11,197,368
Net Assets - 100.0%		$1,764,654,521

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $40,030,942 and $1,713,426,211, respectively.

Portfolio of Investments (unaudited) – continued

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,450,559,322)	$1,713,426,211
Investments in affiliated issuers, at value (identified cost, $40,027,553)	40,030,942
Foreign currency, at value (identified cost, $1,102,796)	1,026,822
Receivables for
Investments sold	15,549,624
Fund shares sold	3,765,507
Dividends	1,842,305
Other assets	5,570
Total assets	$1,775,646,981

Liabilities
Payables for
Distributions	$612
Investments purchased	7,222,516
Fund shares reacquired	2,837,249
Payable to affiliates
Investment adviser	123,330
Administrative services fee	2,061
Shareholder servicing costs	420,919
Distribution and service fees	2,861
Payable for independent Trustees’ compensation	1,927
Deferred country tax expense payable	263,503
Accrued expenses and other liabilities	117,482
Total liabilities	$10,992,460
Net assets	$1,764,654,521

Net assets consist of
Paid-in capital	$1,587,241,502
Total distributable earnings (loss)	177,413,019
Net assets	$1,764,654,521
Shares of beneficial interest outstanding	106,763,160

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$78,023,597	4,739,138	$16.46
Class B	1,226,512	73,820	16.61
Class C	10,723,798	646,012	16.60
Class I	685,832,400	41,541,597	16.51
Class R1	381,842	23,190	16.47
Class R2	2,359,197	142,526	16.55
Class R3	4,492,070	271,784	16.53
Class R4	3,852,631	233,360	16.51
Class R6	977,762,474	59,091,733	16.55

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.46 [100 / 94.25 x $16.46]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$25,827,965
Dividends from affiliated issuers	519,884
Other	72,075
Foreign taxes withheld	(203,932)
Total investment income	$26,215,992
Expenses
Management fee	$7,423,205
Distribution and service fees	173,142
Shareholder servicing costs	320,493
Administrative services fee	119,388
Independent Trustees’ compensation	14,280
Custodian fee	101,931
Shareholder communications	25,133
Audit and tax fees	32,555
Legal fees	7,467
Miscellaneous	142,699
Total expenses	$8,360,293
Reduction of expenses by investment adviser and distributor	(90,611)
Net expenses	$8,269,682
Net investment income (loss)	$17,946,310

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$41,953
Affiliated issuers	(3,870)
Foreign currency	(104,655)
Net realized gain (loss)	$(66,572)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $263,503 increase in deferred country tax)	$(48,956,855)
Affiliated issuers	(57)
Translation of assets and liabilities in foreign currencies	(88,884)
Net unrealized gain (loss)	$(49,045,796)
Net realized and unrealized gain (loss)	$(49,112,368)
Change in net assets from operations	$(31,166,058)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$17,946,310	$37,976,833
Net realized gain (loss)	(66,572)	(7,471,494)
Net unrealized gain (loss)	(49,045,796)	171,437,429
Change in net assets from operations	$(31,166,058)	$201,942,768
Total distributions to shareholders	$(100,000,006)	$(40,339,601)
Change in net assets from fund share transactions	$212,991,391	$138,234,936
Total change in net assets	$81,825,327	$299,838,103

Net assets
At beginning of period	1,682,829,194	1,382,991,091
At end of period	$1,764,654,521	$1,682,829,194

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15
	(unaudited)
Net asset value, beginning of period	$17.68		$16.19	$15.73	$16.72		$14.84	$16.36		$14.72

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	$0.41	$0.38	(c)	$0.31	$0.13		$0.22
Net realized and unrealized gain (loss)	(0.41)		1.56	0.69	0.04	(g)	2.41	(1.41)		2.08
Total from investment operations	$(0.25)		$1.90	$1.10	$0.42		$2.72	$(1.28)		$2.30

Less distributions declared to shareholders
From net investment income	$(0.97)		$(0.33)	$(0.35)	$(0.59)		$(0.25)	$(0.08)		$(0.41)
From net realized gain	—		(0.08)	(0.29)	(0.82)		(0.59)	(0.16)		(0.25)
Total distributions declared to shareholders	$(0.97)		$(0.41)	$(0.64)	$(1.41)		$(0.84)	$(0.24)		$(0.66)
Net asset value, end of period (x)	$16.46		$17.68	$16.19	$15.73		$16.72	$14.84		$16.36
Total return (%) (r)(s)(t)(x)	(1.57	)(n)	12.24	7.19	3.32	(c)	19.14	(7.94	)(n)	15.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.26	1.40	1.43	(c)	1.42	1.26	(a)	1.25
Expenses after expense reductions (f)	1.20	(a)	1.25	1.35	1.35	(c)	1.33	1.24	(a)	1.25
Net investment income (loss)	1.75	(a)	2.06	2.65	2.49	(c)	1.97	1.69	(a)	1.37
Portfolio turnover	11	(n)	55	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$78,024		$79,083	$67,838	$35,503		$15,981	$3,529		$962

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B (y)			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$17.78		$16.26	$16.33	$18.56		$17.11	$19.09		$18.39

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.22	$0.29	$0.27	(c)	$0.23	$0.09		$(0.01)
Net realized and unrealized gain (loss)	(0.41)		1.59	0.70	(0.03	)(g)	2.70 (g)	(1.65	)(g)	0.71	(g)
Total from investment operations	$(0.32)		$1.81	$0.99	$0.24		$2.93	$(1.56)		$0.70

Less distributions declared to shareholders
From net investment income	$(0.85)		$(0.21)	$(0.52)	$(0.97)		$(0.39)	$(0.13)		$—
From net realized gain	—		(0.08)	(0.54)	(1.50)		(1.09)	(0.29)		—
Total distributions declared to shareholders	$(0.85)		$(0.29)	$(1.06)	$(2.47)		$(1.48)	$(0.42)		$—
Net asset value, end of period (x)	$16.61		$17.78	$16.26	$16.33		$18.56	$17.11		$19.09
Total return (%) (r)(s)(t)(x)	(1.97	)(n)	11.46	6.31	2.58	(c)	18.25	(8.31	)(n)	3.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	2.01	2.15	2.18	(c)	2.16	2.01	(a)	2.07	(a)
Expenses after expense reductions (f)	1.95	(a)	2.00	2.10	2.09	(c)	2.07	2.00	(a)	2.06	(a)
Net investment income (loss)	1.00	(a)	1.33	1.85	1.63	(c)	1.31	0.97	(a)	(0.14	)(a)
Portfolio turnover	11	(n)	55	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$1,227		$1,247	$1,085	$1,098		$1,116	$676		$317

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class C (y)			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$17.76		$16.26	$16.39	$18.69		$17.21	$19.23		$18.52

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.22	$0.30	$0.27	(c)	$0.21	$0.08		$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.41)		1.58	0.69	(0.04	)(g)	2.75 (g)	(1.68	)(g)	0.71	(g)
Total from investment operations	$(0.32)		$1.80	$0.99	$0.23		$2.96	$(1.60)		$0.71

Less distributions declared to shareholders
From net investment income	$(0.84)		$(0.22)	$(0.58)	$(1.02)		$(0.38)	$(0.13)		$—
From net realized gain	—		(0.08)	(0.54)	(1.51)		(1.10)	(0.29)		—
Total distributions declared to shareholders	$(0.84)		$(0.30)	$(1.12)	$(2.53)		$(1.48)	$(0.42)		$—
Net asset value, end of period (x)	$16.60		$17.76	$16.26	$16.39		$18.69	$17.21		$19.23
Total return (%) (r)(s)(t)(x)	(1.93	)(n)	11.44	6.36	2.56	(c)	18.32	(8.41	)(n)	3.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	2.01	2.15	2.18	(c)	2.17	2.01	(a)	2.07	(a)
Expenses after expense reductions (f)	1.95	(a)	2.00	2.10	2.10	(c)	2.08	2.00	(a)	2.06	(a)
Net investment income (loss)	1.00	(a)	1.33	1.88	1.64	(c)	1.19	0.89	(a)	(0.10	)(a)
Portfolio turnover	11	(n)	55	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$10,724		$10,165	$7,868	$6,483		$2,676	$836		$330

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15
	(unaudited)
Net asset value, beginning of period	$17.75		$16.26	$15.78	$16.76		$14.86	$16.38		$14.73

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.39	$0.45	$0.41	(c)	$0.32	$0.16		$0.27
Net realized and unrealized gain (loss)	(0.41)		1.56	0.69	0.05	(g)	2.44	(1.44)		2.08
Total from investment operations	$(0.23)		$1.95	$1.14	$0.46		$2.76	$(1.28)		$2.35

Less distributions declared to shareholders
From net investment income	$(1.01)		$(0.38)	$(0.37)	$(0.62)		$(0.27)	$(0.08)		$(0.45)
From net realized gain	—		(0.08)	(0.29)	(0.82)		(0.59)	(0.16)		(0.25)
Total distributions declared to shareholders	$(1.01)		$(0.46)	$(0.66)	$(1.44)		$(0.86)	$(0.24)		$(0.70)
Net asset value, end of period (x)	$16.51		$17.75	$16.26	$15.78		$16.76	$14.86		$16.38
Total return (%) (r)(s)(t)(x)	(1.44	)(n)	12.52	7.47	3.58	(c)	19.38	(7.93	)(n)	16.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.01	1.18	1.18	(c)	1.17	1.00	(a)	1.00
Expenses after expense reductions (f)	0.95	(a)	1.00	1.10	1.10	(c)	1.09	1.00	(a)	1.00
Net investment income (loss)	1.99	(a)	2.40	2.90	2.65	(c)	1.99	2.05	(a)	1.67
Portfolio turnover	11	(n)	55	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$685,832		$663,977	$607,638	$121,357		$41,108	$1,248		$477

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R1 (y)			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$17.65		$16.26	$16.33	$18.53		$16.97	$18.92		$18.22

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.23	$0.27	$0.26	(c)	$0.23	$0.09		$0.01
Net realized and unrealized gain (loss)	(0.40)		1.55	0.73	(0.02	)(g)	2.69 (g)	(1.64	)(g)	0.69	(g)
Total from investment operations	$(0.31)		$1.78	$1.00	$0.24		$2.92	$(1.55)		$0.70

Less distributions declared to shareholders
From net investment income	$(0.87)		$(0.31)	$(0.53)	$(0.95)		$(0.28)	$(0.11)		$—
From net realized gain	—		(0.08)	(0.54)	(1.49)		(1.08)	(0.29)		—
Total distributions declared to shareholders	$(0.87)		$(0.39)	$(1.07)	$(2.44)		$(1.36)	$(0.40)		$—
Net asset value, end of period (x)	$16.47		$17.65	$16.26	$16.33		$18.53	$16.97		$18.92
Total return (%) (r)(s)(t)(x)	(1.91	)(n)	11.45	6.35	2.51	(c)	18.32	(8.31	)(n)	3.80	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	2.01	2.16	2.18	(c)	2.15	2.01	(a)	2.06	(a)
Expenses after expense reductions (f)	1.95	(a)	2.00	2.10	2.09	(c)	2.07	2.00	(a)	2.06	(a)
Net investment income (loss)	0.97	(a)	1.39	1.73	1.61	(c)	1.32	0.99	(a)	0.28	(a)
Portfolio turnover	11	(n)	55	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$382		$333	$168	$78		$67	$105		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2 (y)			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$17.76		$16.26	$16.35	$18.62		$17.05	$18.98		$18.27

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.30	$0.38	$0.36	(c)	$0.31	$0.14		$0.03
Net realized and unrealized gain (loss)	(0.42)		1.58	0.70	(0.04	)(g)	2.73 (g)	(1.66	)(g)	0.68	(g)
Total from investment operations	$(0.28)		$1.88	$1.08	$0.32		$3.04	$(1.52)		$0.71

Less distributions declared to shareholders
From net investment income	$(0.93)		$(0.30)	$(0.63)	$(1.10)		$(0.38)	$(0.12)		$—
From net realized gain	—		(0.08)	(0.54)	(1.49)		(1.09)	(0.29)		—
Total distributions declared to shareholders	$(0.93)		$(0.38)	$(1.17)	$(2.59)		$(1.47)	$(0.41)		$—
Net asset value, end of period (x)	$16.55		$17.76	$16.26	$16.35		$18.62	$17.05		$18.98
Total return (%) (r)(s)(t)(x)	(1.72	)(n)	12.00	6.92	3.10	(c)	18.92	(8.15	)(n)	3.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.51	1.65	1.68	(c)	1.65	1.51	(a)	1.56	(a)
Expenses after expense reductions (f)	1.45	(a)	1.50	1.60	1.60	(c)	1.57	1.50	(a)	1.56	(a)
Net investment income (loss)	1.52	(a)	1.82	2.39	2.23	(c)	1.77	1.53	(a)	0.78	(a)
Portfolio turnover	11	(n)	55	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$2,359		$2,190	$1,699	$1,268		$84	$95		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R3 (y)			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$17.76		$16.26	$16.33	$18.57		$17.02	$18.91		$18.20

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.34	$0.43	$0.41	(c)	$0.34	$0.17		$0.04
Net realized and unrealized gain (loss)	(0.40)		1.57	0.70	(0.07	)(g)	2.72 (g)	(1.64	)(g)	0.67	(g)
Total from investment operations	$(0.25)		$1.91	$1.13	$0.34		$3.06	$(1.47)		$0.71

Less distributions declared to shareholders
From net investment income	$(0.98)		$(0.33)	$(0.67)	$(1.10)		$(0.43)	$(0.13)		$—
From net realized gain	—		(0.08)	(0.53)	(1.48)		(1.08)	(0.29)		—
Total distributions declared to shareholders	$(0.98)		$(0.41)	$(1.20)	$(2.58)		$(1.51)	$(0.42)		$—
Net asset value, end of period (x)	$16.53		$17.76	$16.26	$16.33		$18.57	$17.02		$18.91
Total return (%) (r)(s)(t)(x)	(1.55	)(n)	12.22	7.30	3.24	(c)	19.18	(7.92	)(n)	3.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.26	1.40	1.43	(c)	1.41	1.26	(a)	1.31	(a)
Expenses after expense reductions (f)	1.20	(a)	1.25	1.35	1.35	(c)	1.33	1.25	(a)	1.31	(a)
Net investment income (loss)	1.73	(a)	2.05	2.73	2.52	(c)	1.89	1.78	(a)	1.03	(a)
Portfolio turnover	11	(n)	55	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$4,492		$3,768	$2,519	$509		$226	$96		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4 (y)			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15 (i)
	(unaudited)
Net asset value, beginning of period	$17.75		$16.26	$16.32	$18.53		$17.01	$18.90		$18.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.38	$0.47	$0.42	(c)	$0.39	$0.19		$0.05
Net realized and unrealized gain (loss)	(0.41)		1.56	0.68	(0.02	)(g)	2.70 (g)	(1.65	)(g)	0.68	(g)
Total from investment operations	$(0.23)		$1.94	$1.15	$0.40		$3.09	$(1.46)		$0.73

Less distributions declared to shareholders
From net investment income	$(1.01)		$(0.37)	$(0.68)	$(1.13)		$(0.49)	$(0.14)		$—
From net realized gain	—		(0.08)	(0.53)	(1.48)		(1.08)	(0.29)		—
Total distributions declared to shareholders	$(1.01)		$(0.45)	$(1.21)	$(2.61)		$(1.57)	$(0.43)		$—
Net asset value, end of period (x)	$16.51		$17.75	$16.26	$16.32		$18.53	$17.01		$18.90
Total return (%) (r)(s)(t)(x)	(1.43	)(n)	12.46	7.48	3.54	(c)	19.47	(7.87	)(n)	4.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	1.01	1.16	1.18	(c)	1.16	1.01	(a)	1.06	(a)
Expenses after expense reductions (f)	0.95	(a)	1.00	1.10	1.09	(c)	1.08	1.00	(a)	1.06	(a)
Net investment income (loss)	2.01	(a)	2.30	3.02	2.63	(c)	2.14	2.03	(a)	1.28	(a)
Portfolio turnover	11	(n)	55	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$3,853		$3,893	$3,141	$1,296		$763	$96		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15 (z)		2/28/15
	(unaudited)
Net asset value, beginning of period	$17.80		$16.29	$15.81	$16.78		$14.86	$16.38		$14.73

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.40	$0.46	$0.41	(c)	$0.37	$0.16		$0.29
Net realized and unrealized gain (loss)	(0.41)		1.58	0.69	0.06	(g)	2.41	(1.44)		2.06
Total from investment operations	$(0.22)		$1.98	$1.15	$0.47		$2.78	$(1.28)		$2.35

Less distributions declared to shareholders
From net investment income	$(1.03)		$(0.39)	$(0.38)	$(0.62)		$(0.27)	$(0.08)		$(0.45)
From net realized gain	—		(0.08)	(0.29)	(0.82)		(0.59)	(0.16)		(0.25)
Total distributions declared to shareholders	$(1.03)		$(0.47)	$(0.67)	$(1.44)		$(0.86)	$(0.24)		$(0.70)
Net asset value, end of period (x)	$16.55		$17.80	$16.29	$15.81		$16.78	$14.86		$16.38
Total return (%) (r)(s)(t)(x)	(1.40	)(n)	12.68	7.51	3.68	(c)	19.54	(7.93	)(n)	16.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.93	1.07	1.11	(c)	1.10	1.00	(a)	0.99
Expenses after expense reductions (f)	0.88	(a)	0.92	1.01	1.02	(c)	1.03	0.99	(a)	0.99
Net investment income (loss)	2.07	(a)	2.40	2.95	2.68	(c)	2.39	2.04	(a)	1.81
Portfolio turnover	11	(n)	55	20	29		53	14	(n)	37
Net assets at end of period (000 omitted)	$977,762		$918,174	$691,035	$494,781		$464,282	$438,517		$450,828

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(i)	For the period from the class inception December 19, 2014 (Class B, Class C, Class R1, Class R2, Class R3, and Class R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(y)

Per share amounts have been restated on a retroactive basis to reflect a reverse stock split completed at the ratios noted below after the close of business on November 2, 2018. See Note 8 in the Notes to Financial Statements for additional information.

Class B 1 : 0.5437
Class C 1 : 0.5399
Class R1 1 : 0.5487
Class R2 1 : 0.5473
Class R3 1 : 0.5493
Class R4 1 : 0.5504
(z)	For the period March 1, 2015 through August 31, 2015. On March 1, 2015, the fund changed its fiscal year-end from February 28 to August 31.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Real Estate Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally

Notes to Financial Statements (unaudited) – continued

relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$861,766,575	$—	$—	$861,766,575
Japan	—	172,936,375	—	172,936,375
Hong Kong	—	120,836,611	—	120,836,611
Australia	—	103,589,853	—	103,589,853
United Kingdom	50,352,849	46,458,541	—	96,811,390
Singapore	—	71,950,041	—	71,950,041
Germany	—	64,708,001	—	64,708,001
Belgium	—	60,382,737	—	60,382,737
Canada	40,128,663	—	—	40,128,663
Other Countries	69,830,492	50,485,473	—	120,315,965
Mutual Funds	40,030,942	—	—	40,030,942
Total	$1,062,109,521	$691,347,632	$—	$1,753,457,153

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on

Notes to Financial Statements (unaudited) – continued

receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$35,297,174
Long-term capital gains	5,042,427

Total distributions	$40,339,601

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$1,550,357,157
Gross appreciation	241,803,290

Gross depreciation	(38,703,294)
Net unrealized appreciation (depreciation)	$203,099,996

As of 8/31/19

Undistributed ordinary income	70,652,603
Capital loss carryforwards	(13,838,101)
Other temporary differences	(28,824)
Net unrealized appreciation (depreciation)	251,793,405

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,970,952)
Long-Term	(11,867,149)

Total	$(13,838,101)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$4,204,341	$1,797,043
Class B	60,033	18,863
Class C	482,815	161,993
Class I	38,487,819	18,326,373
Class R1	18,321	8,899
Class R2	118,919	41,978
Class R3	234,498	64,289
Class R4	226,694	90,115
Class R6	56,166,566	19,830,048
Total	$100,000,006	$40,339,601

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $90,348, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.82% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.05%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2020. For the six months ended February 29, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,601 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$100,564
Class B	0.75%	0.25%	1.00%	1.00%	6,459
Class C	0.75%	0.25%	1.00%	1.00%	53,213
Class R1	0.75%	0.25%	1.00%	1.00%	1,857
Class R2	0.25%	0.25%	0.50%	0.50%	5,733
Class R3	—	0.25%	0.25%	0.25%	5,316
Total Distribution and Service Fees					$173,142

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $94 and $169 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$385
Class B	365
Class C	115

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

Notes to Financial Statements (unaudited) – continued

six months ended February 29, 2020, the fee was $7,938, which equated to 0.0009% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $312,555.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0134% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

On December 14, 2018, MFS purchased 3,603 and 3,619 shares each of Class R3 and Class R4, respectively, for an aggregate amount of $113,925.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $5,685,778 and $162,435, respectively. The sales transactions resulted in net realized gains (losses) of $10,941.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $72,075, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $319,213,608 and $194,157,962, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares (a)	Amount
Shares sold
Class A	1,084,875	$19,370,551	1,530,608	$24,969,424
Class B	2,877	52,080	10,398	172,133
Class C	96,765	1,724,764	186,621	3,001,907
Class I	7,422,718	133,019,478	33,753,160	557,861,382
Class R1	5,962	107,058	17,207	277,121
Class R2	45,682	822,607	58,432	955,796
Class R3	92,506	1,660,995	109,543	1,825,734
Class R4	79,849	1,420,343	136,586	2,227,941
Class R6	7,995,167	143,975,645	15,995,531	261,877,306
	16,826,401	$302,153,521	51,798,086	$853,168,744

Shares issued to shareholders in reinvestment of distributions
Class A	180,245	$3,053,343	73,952	$1,107,796
Class B	3,504	60,033	1,246	18,863
Class C	27,406	468,923	10,511	158,932
Class I	2,257,232	38,327,807	1,216,872	18,265,246
Class R1	1,080	18,321	592	8,899
Class R2	6,979	118,919	2,786	41,978
Class R3	13,786	234,498	4,272	64,289
Class R4	13,351	226,694	6,000	90,115
Class R6	2,606,829	44,368,224	1,277,293	19,210,481
	5,110,412	$86,876,762	2,593,524	$38,966,599

Shares reacquired
Class A	(997,832)	$(18,027,780)	(1,323,585)	$(21,361,758)
Class B	(2,683)	(47,256)	(8,259)	(134,090)
Class C	(50,437)	(904,384)	(108,655)	(1,778,912)
Class I	(5,544,310)	(98,405,857)	(34,945,598)	(595,750,005)
Class R1	(2,714)	(48,358)	(9,256)	(134,098)
Class R2	(33,474)	(599,426)	(42,396)	(703,996)
Class R3	(46,665)	(836,332)	(56,593)	(918,216)
Class R4	(79,099)	(1,414,812)	(116,582)	(1,901,655)
Class R6	(3,098,822)	(55,754,687)	(8,101,355)	(131,217,677)
	(9,856,036)	$(176,038,892)	(44,712,279)	$(753,900,407)

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares (a)	Amount
Net change
Class A	267,288	$4,396,114	280,975	$4,715,462
Class B	3,698	64,857	3,385	56,906
Class C	73,734	1,289,303	88,477	1,381,927
Class I	4,135,640	72,941,428	24,434	(19,623,377)
Class R1	4,328	77,021	8,543	151,922
Class R2	19,187	342,100	18,822	293,778
Class R3	59,627	1,059,161	57,222	971,807
Class R4	14,101	232,225	26,004	416,401
Class R6	7,503,174	132,589,182	9,171,469	149,870,110
	12,080,777	$212,991,391	9,679,331	$138,234,936

(a)

The share amounts for Classes B, C, R1, R2, R3 and R4 have been retroactively adjusted to reflect a reverse stock split completed after the close of business on November 2, 2018. See Note 8 for additional information.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 11%, 9%, 5%, 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread.

Notes to Financial Statements (unaudited) – continued

For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $5,055 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$39,887,184	$252,084,498	$251,936,813	$(3,870)	$(57)	$40,030,942

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$519,884	$—

(8) Reverse Stock Split

On September 13, 2018, the fund’s Board of Trustees approved reverse stock splits of the issued and outstanding Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares of the fund (the “Reverse Stock Split”). The Reverse Stock Split was completed after the close of business on November 2, 2018 based on the following ratios:

Class Reverse Stock Split Ratio (Old to New)

Class B 1 : 0.5437

Class C 1 : 0.5399

Class R1 1 : 0.5487

Class R2 1 : 0.5473

Class R3 1 : 0.5493

Class R4 1 : 0.5504

The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share of each affected class of the fund by the corresponding ratios noted above, resulting in no effect on the net assets of each affected class or the value of each affected shareholder’s investment. Capital share activity referenced in Note 5 above and per share data in the Financial Highlights tables have been restated to reflect the Reverse Stock Split.

(9) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for the applicable series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2020

*	Print name and title of each signing officer under his or her signature.